                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number: 028-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York    11/10/00
  _________________________  ____________________  _______________
    [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     114

Form 13F Information Table Value Total:     $375,009,957


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



























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

                                                            FORM 13F
                                                       September 30, 2000
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1         ITEM 2         ITEM 3       ITEM 4    ITEM 5           ITEM 6                ITEM 7            ITEM 8
    ------         ------         ------       ------    ------           ------                ------            ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                   (SHARES)
                                                 FAIR                      SHARED       (C)
                    TITLE           CUSIP        MARKET    SHRS OR  (A)   AS DEFINED   SHARED-  MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS        NUMBER        VALUE     PRN AMT  SOLE  IN INSTR. V  OTHER    SEE INSTR. V  SOLE  SHARED NONE
--------------     --------        ------        ------    -------  ----  -----------  -----    ------------  ----  ------ ----


Accelerated
  Networks Inc        Com       00429P107       717,188    42,500            42,500                1               42,500
Accord Networks LTD   Com       M01690102        97,500    10,000            10,000                1               10,000
Active Power Inc      Com       00504W100        62,000     1,000             1,000                1                1,000
Airspan
  Networks Inc        Com       00950H102        34,500     3,000             3,000                1                3,000
Associates First
  Cap Corp            Cl A      046008108       760,000    20,000            20,000                1               20,000
Avanex Corp           Com       05348W109       430,750     4,000             4,000                1                4,000
Avici Sys Inc         Com       05367L109       313,913     3,300             3,300                1                3,300
Applied Matls Inc     Com       038222105       148,281     2,500             2,500                1                2,500
Applied Molecular
  Evolution In        Com       03823E108        20,063       500               500                1                  500
AT Road Inc           Com       04648K105        61,094     8,500             8,500                1                8,500
Axcelis
  Technologies Inc    Com       054540109       237,500    20,000            20,000                1               20,000
American Elec
  Pwr Inc             Com       025537101    14,495,813   370,500           370,500                1              370,500
Bangor Hydro
  Elec Co             Com       060077104       241,875    10,000            10,000                1               10,000
Bookham
  Technology PLC      Sponsored
                      ADR       09856Q108       643,125    15,000            15,000                1               15,000
Camtek Ltd            ORD       M20791105       244,688    29,000            29,000                1               29,000
Ceragon
  Networks Ltd        ORD       M22013102       470,313    17,500            17,500                1               17,500
CTS Corp              Com       126501105       126,563     2,500             2,500                1                2,500
CMS Energy Corp       Com       125896100    18,845,475   699,600           699,600                1              699,600
Celestica Inc         Sub VTG
                      Shs       15101Q108       173,125     2,500             2,500                1                2,500
Centillium
  Communications Inc  Com       152319109     1,248,000    13,000            13,000                1               13,000
Conectiv Inc          Com       206829103       355,713    19,900            19,900                1               19,900



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

Cosine
  Communications Inc  Com       221222102       138,906     2,500             2,500                1                2,500
Corio Inc             Com       218875102        38,281     5,000             5,000                1                5,000
China Unicom Ltd      ADR       16945R104       185,406     8,500             8,500                1                8,500
Chartered
  Semiconductor Mfg   ADR       16133R106        60,688     1,000             1,000                1                1,000
Dominion Res
  Inc VA  New         Com       25746U109    14,149,831   243,700           243,700                1              243,700
DTE Energy Co         Com       233331107    20,383,425   532,900           532,900                1              532,900
Dynegy Inc New        Cl A      26816Q101       712,500    12,500            12,500                1               12,500
Eastern Enterprises   Com       27637F100    14,951,269   234,300           234,300                1              234,300
Edison Intl           Com       281020107    21,224,438 1,099,000         1,099,000                1            1,099,000
El Paso Energy
  Corp Del            Com       283905107     1,540,625    25,000            25,000                1               25,000
Energynorth Inc       Com       292925104       703,975    11,600            11,600                1               11,600
Enron Corp            Com       293561106     1,314,375    15,000            15,000                1               15,000
Entergy Corp New      Com       29364G103     3,445,625    92,500            92,500                1               92,500
Exfo Electro
  Optical Engr Inc    Sub VTG
                      SHS       302043104       108,906     2,500             2,500                1                2,500
Florida Progress
  Corp                Com       341109106     7,675,938   145,000           145,000                1              145,000
Floware Wireless
  Systems Ltd         ORD       M45919103       306,347    12,300            12,300                1               12,300
Finisar               Com       31787A101       120,938     2,500             2,500                1                2,500
Fort James Corp       Com       347471104       611,250    20,000            20,000                1               20,000
Fuelcell Energy Inc   Com       35952H106     4,811,719    50,000            50,000                1               50,000
GPU Inc               Com       36225X100    19,151,100   590,400           590,400                1              590,400
Genomica Corp         Com       37243Q101        97,188     5,000             5,000                1                5,000
Genuity Inc           Cl A      37248E103       734,766   112,500           112,500                1              112,500
Handspring Inc        Com       410293104     2,935,156    42,500            42,500                1               42,500
Illumina Inc          Com       452327109        22,688       500               500                1                  500
Intel Corp            Com       458140100        20,781       500               500                1                  500
Intersil Hldg Corp    Cl A      46069S109       374,063     7,500             7,500                1                7,500
Interland Inc         Com       458726106        42,188     5,000             5,000                1                5,000
IMPCO Technologies
  Inc                 Com       45255W106        71,875     2,500             2,500                1                2,500
Inrange Technologies
  Corp                Com Cl B  45769V206        26,500       500               500                1                  500
Integrated Telecom
  Express Inc         Com       45817U101        20,750     1,000             1,000                1                1,000
Intuitive Surgical
  Inc                 Com       46120E107       235,000    20,000            20,000                1               20,000
Ipalco Enterprises
  Inc                 Com       462613100    22,836,113   998,300           998,300                1              998,300
Juniper Networks Inc  Com       48203R104       218,938     1,000             1,000                1                1,000
JDS Uniphase Corp     Com       46612J101       473,438     5,000             5,000                1                5,000
LG&E Energy Corp      Com       501917108     1,344,063    55,000            55,000                1               55,000





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

Lattice
  Semiconductor Corp  Com       518415104       161,250     3,000             3,000                1                3,000
Large Scale
  Biology Corp        Com       517053104        16,375       500               500                1                  500
Manufacturers
  Svcs Ltd            Com       565005105       237,500    20,000            20,000                1               20,000
Mallinckrodt
  Inc New             Com       561232109     1,140,625    25,000            25,000                1               25,000
Marvell Technology
  Group Ltd           ORD       G5876H105       385,625     5,000             5,000                1                5,000
Microsoft Corp        Com       594918104       150,781     2,500             2,500                1                2,500
Microtune Inc Del     Com       59514P109        53,563     1,000             1,000                1                1,000
Mitel Corp            Com       606711109       112,750     5,500             5,500                1                5,500
Metawave
  Communications CP   Com       591409107       457,813    25,000            25,000                1               25,000
Nabisco Hldgs Corp    Cl A      629526104       537,500    10,000            10,000                1               10,000
Neon Communications
  Inc                 Com       640506101       296,438     8,500             8,500                1                8,500
New Focus Inc         Com       644383101        79,063     1,000             1,000                1                1,000
Nortel Networks
  Corp New            Com       65656810 2      148,906     2,500             2,500                1                2,500
Northeast Utils       Com       664397106    25,894,875 1,194,000         1,194,000                1            1,194,000
Northpoint
  Communications
  Hldg                Com       666610100        88,750    10,000            10,000                1               10,000
Next Level Comm Inc   Com       65333U104        66,125     1,000             1,000                1                1,000
Nuance Communications
  Inc                 Com       669967101       304,219     2,500             2,500                1                2,500
OGE Energy Corp       Com       670837103     4,880,563   229,000           229,000                1              229,000
ONI Systems Corp      Com       68273F103       474,719     5,500             5,500                1                5,500
Paine Webber Group
  Inc                 Com       695629105     3,065,625    45,000            45,000                1               45,000
Parthus Technologies
  PLC                 Sponsored
                      ADR       70211Y103     1,014,300    25,200            25,200                1               25,200
P G & E Corp          Com       69331C108     2,612,250   108,000           108,000                1              108,000
PECO Energy Co        Com       693304107    28,797,469   475,500           475,500                1              475,500
Peoples Energy Corp   Com       711030106    11,280,750   338,000           338,000                1              338,000
Pinnacle West
  Cap Corp            Com       723484101     1,271,875    25,000            25,000                1               25,000
Peco II Inc           Com       705221109       234,063     5,000             5,000                1                5,000
Power-One Inc         Com       739308104        60,516     1,000             1,000                1                1,000
PPL Corp              Com       69351T106     9,402,100   225,200           225,200                1              225,200
Proton Energy
  Sys Inc             Com       74371K101       343,500    12,000            12,000                1               12,000
Public Svc
  Enterprise Group    Com       744573106    22,343,750   500,000           500,000                1              500,000
Radview Software Ltd  ORD       M81867109       165,625    25,000            25,000                1               25,000
Reliant Energy Inc    Com       75952J108     1,162,500    25,000            25,000                1               25,000
Resonate Inc          Com       76115Q104        98,750     2,500             2,500                1                2,500
Rita Med Sys Inc Del  Com       76774E103        11,156     1,000             1,000                1                1,000


                                6




SDL Inc               Com       784076101     1,082,594     3,500             3,500                1                3,500
Semco Energy Inc      Com       78412D109       199,875    13,000            13,000                1               13,000
Signalsoft Corp       Com       82668M102        20,313       500               500                1                  500
SMTC Corp             Com       832682108        64,500     3,000             3,000                1                3,000
Software Com Inc      Com       83402P104       907,188     5,000             5,000                1                5,000
Sonus Networks Inc    Com       835916107       126,375     1,000             1,000                1                1,000
Southern Energy
  Inc                 Com       842816100    35,296,875 1,125,000         1,125,000                1            1,125,000
Speechworks Intl Inc  Com       84764M101       620,000    10,000            10,000                1               10,000
StorageNetworks Inc   Com       86211E103       102,188     1,000             1,000                1                1,000
Stratos Lightwave Inc Com       863100103     1,612,500    50,000            50,000                1               50,000
St Joseph Lt & Pwr Co Com       790654107     1,123,988    58,200            58,200                1               58,200
Talarian Corp         Com       874090103         9,594       500               500                1                  500
TXU Corp              Com       873168108     3,962,500   100,000           100,000                1              100,000
Triton Network
  Sys Inc             Com       896775103       656,250    50,000            50,000                1               50,000
Turnstone Systems Inc Com       900423104        46,375     1,000             1,000                1                1,000
UIL Hldg Corp         Com       902748102     1,800,313    35,000            35,000                1               35,000
USEC Inc              Com       90333E108        18,700     4,400             4,400                1                4,400
Vastera Inc           Com       92239N109        22,000     1,000             1,000                1                1,000
Vina Technologies Inc Com       92719D100       418,125    30,000            30,000                1               30,000
Washington Gas Lt Co  Com       938837101     2,351,563    87,500            87,500                1               87,500
WJ Communications Inc Com       929284107        37,000     1,000             1,000                1                1,000
Wisconsin Energy Corp Com       976657106    18,360,444   920,900           920,900                1              920,900
XCEL Energy Inc       Com       98389B100     7,012,500   255,000           255,000                1              255,000
Young & Rubicam Inc   Com       987425105       990,000    20,000            20,000                1               20,000
TOTAL                                       375,009,957

























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02192001.AK5